Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 98.87%
Communication services: 9.84%
Entertainment: 3.09%
Spotify Technology SA †	8,300	$ 1,109,044
Warner Music Group Corporation Class A	26,700	890,979
		2,000,023
Interactive media & services: 6.75%
Alphabet Incorporated Class A †	37,100	3,848,383
ZoomInfo Technologies Incorporated †	21,100	521,381
		4,369,764
Consumer discretionary: 16.81%
Automobile components: 1.26%
Aptiv plc †	7,300	818,987
Automobiles: 1.80%
Ferrari NV	4,300	1,165,042
Broadline retail: 8.04%
Amazon.com Incorporated †	37,640	3,887,836
MercadoLibre Incorporated †	998	1,315,424
		5,203,260
Hotels, restaurants & leisure: 2.63%
Chipotle Mexican Grill Incorporated †	810	1,383,715
Doordash Incorporated †	5,000	317,800
		1,701,515
Specialty retail: 1.62%
The Home Depot Incorporated	3,551	1,047,971
Textiles, apparel & luxury goods: 1.46%
lululemon athletica Incorporated †	2,600	946,894
Financials: 13.71%
Capital markets: 3.28%
Intercontinental Exchange Incorporated	9,500	990,755
MarketAxess Holdings Incorporated	2,899	1,134,350
		2,125,105
Financial services: 8.46%
Adyen NV ADR †	59,400	940,896
Fiserv Incorporated †	9,260	1,046,658
Visa Incorporated Class A	15,490	3,492,375
		5,479,929
Insurance: 1.97%
Progressive Corporation	8,900	1,273,234
Health care: 16.41%
Biotechnology: 0.99%
Exact Sciences Corporation †	9,500	644,195
See accompanying notes to portfolio of investments

Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies: 6.68%
Align Technology Incorporated †	2,900	$ 969,006
DexCom Incorporated †	11,500	1,336,070
Edwards Lifesciences Corporation †	9,200	761,116
Intuitive Surgical Incorporated †	4,940	1,262,022
		4,328,214
Health care providers & services: 4.03%
Centene Corporation †	12,900	815,409
UnitedHealth Group Incorporated	3,796	1,793,952
		2,609,361
Health care technology: 1.39%
Veeva Systems Incorporated Class A †	4,900	900,571
Life sciences tools & services: 3.32%
Bio-Techne Corporation	11,200	830,928
Illumina Incorporated †	2,200	511,610
Waters Corporation †	2,600	805,038
		2,147,576
Industrials: 9.16%
Commercial services & supplies: 2.33%
Waste Connections Incorporated	10,846	1,508,353
Ground transportation: 1.96%
Union Pacific Corporation	6,300	1,267,938
Machinery: 3.23%
Deere & Company	2,700	1,114,776
RBC Bearings Incorporated †	4,200	977,466
		2,092,242
Professional services: 1.64%
Equifax Incorporated	5,250	1,064,910
Information technology: 29.66%
Communications equipment: 2.21%
Motorola Solutions Incorporated	5,000	1,430,650
Electronic equipment, instruments & components: 3.29%
Teledyne Technologies Incorporated †	2,700	1,207,872
Zebra Technologies Corporation Class A †	2,900	922,200
		2,130,072
IT services: 2.38%
Globant SA †	2,400	393,624
MongoDB Incorporated †	2,400	559,488
Snowflake Incorporated Class A †	3,800	586,302
		1,539,414
Semiconductors & semiconductor equipment: 3.80%
Advanced Micro Devices Incorporated †	9,400	921,294
See accompanying notes to portfolio of investments

2  |  Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Monolithic Power Systems Incorporated	1,400	$ 700,756
Texas Instruments Incorporated	4,500	837,045
		2,459,095
Software: 17.98%
BILL Holdings Incorporated †	5,900	478,726
Cadence Design Systems Incorporated †	6,900	1,449,621
Crowdstrike Holdings Incorporated Class A †	5,400	741,204
Datadog Incorporated Class A †	6,700	486,822
Microsoft Corporation	24,923	7,185,301
ServiceNow Incorporated †	2,810	1,305,863
		11,647,537
Materials: 1.83%
Chemicals: 1.83%
The Sherwin-Williams Company	5,270	1,184,538
Real estate: 1.45%
Specialized REITs: 1.45%
SBA Communications Corporation	3,600	939,852
Total Common stocks (Cost $39,266,287)		64,026,242

		Yield
Short-term investments: 2.08%
Investment companies: 2.08%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	1,348,777	1,348,777
Total Short-term investments (Cost $1,348,777)				1,348,777
Total investments in securities (Cost $40,615,064)	100.95%			65,375,019
Other assets and liabilities, net	(0.95)			(616,303)
Total net assets	100.00%			$64,758,716

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)  |  3

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,283,520	$3,222,239	$(4,156,982)	$0	$0	$1,348,777	1,348,777	$18,133
See accompanying notes to portfolio of investments

4  |  Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,369,787	$0	$0	$6,369,787
Consumer discretionary	10,883,669	0	0	10,883,669
Financials	8,878,268	0	0	8,878,268
Health care	10,629,917	0	0	10,629,917
Industrials	5,933,443	0	0	5,933,443
Information technology	19,206,768	0	0	19,206,768
Materials	1,184,538	0	0	1,184,538
Real estate	939,852	0	0	939,852
Short-term investments
Investment companies	1,348,777	0	0	1,348,777
Total assets	$65,375,019	$0	$0	$65,375,019
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)  |  5

Notes to portfolio of investments—March 31, 2023 (unaudited)

For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)